UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter            December 31, 2012
Ended:                                             ---------------------

Check here if Amendment /__/; Amendment
Number:
This Amendment (Check only one.):     /__/ is a restatement.
                                      /__/ adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Astenbeck Holdings LLC
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          500 Nyala Farm Road
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          Westport,  Connecticut 06880
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Form 13F File Number:  028-14336
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Arnold
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Title:    Vice President, General Counsel and Secretary
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Phone:    203-221-6180
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Signature, Place, and Date of Signing:

   /s/ Jill Arnold           Westport, Connecticut         February 13, 2013
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    [Signature]                [City, State]                   [Date]


/__/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and
 -
     all holdings are reported by other reporting manager(s).)

/__/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28- 14243                 Astenbeck Capital Management LLC
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